Related Party Transactions	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

34. RELATED PARTY TRANSACTIONS

Key Management Compensation

Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2019	2018	2017
Salaries, Director Fees and Short-Term Benefits	24	20	26
Post-Employment Benefits	2	3	4
Stock-Based Compensation	22	5	6
Other Long-Term Incentive Benefits	1	-	-
Termination Benefits	-	9	4
	49	37	40

Post-employment benefits represent the present value of future pension benefits earned during the year.